Notes to Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2023
Disclosure Of Cash Flow Statement [Abstract]
Notes to consolidated statements of cash flows
34. Notes to consolidated statements of cash flows
Major
non-cash
transactions
During the year
2023

the Group had
non-cash
additions to
right-of-use
assets and lease liabilities of
€
36,854 thousand and
€
35,094 thousand, respectively, in respect of lease arrangements for real estate and other equipment (2022:
€
18,268 thousand and
€
15,606 thousand; 2021:
€
37,557 thousand and
€
36,527 thousand).
Pursuant to the terms of the Meritz SBSA, the Group had non-cash transaction amounted to €50,000,000 for the year ended December 31, 2023.
(2022
: Nil)
Proceeds from disposal of long-term assets

	For the years ended December 31,
(Euro thousands)	2023	2022	2021
Net book value	879	1,940	1,101
Net gain on disposals (Note 10)	3,564	964	24,014

Total proceeds from disposal of long-term assets	4,443	2,904	25,115

Changes in liabilities arising from financing activities
The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash
changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be classified in the Group’s consolidated statements of cash
flows from financing activities.

(Euro thousands)	Borrowings	Financing fund	Lease liabilities	Interest payable
As at December 31, 2021	66,771	—	140,059	4,628
Changes from financing cash flows	(34,288)	24,022	(41,364)	—
Interest paid	—	—	—	(15,808)
New leases	—	—	15,606	—
Contract modifications	—	—	19,922	—
Disposals	—	—	(2,516)	—
Interest expense	—	—	6,658	11,995
Foreign exchange movement	1,002	(503)	2,226	(807)

As at December 31, 2022	33,485	23,519	140,591	8
Changes from financing cash flows	35,767	36,541	(38,530)	—
Interest paid	—	(2,002)	—	(3,113)
Conversion to new debt	—	—	—	—
New leases	—	—	35,094	—
Contract modifications	—	—	9,887	—
Disposals	—	—	(3,431)	—
Interest expense	—	7,877	7,178	4,540
Foreign exchange movement	(1,151)	(2,615)	(5,020)	749

As at December 31, 2023	68,101	63,320	145,769	2,184

Total cash outflow for leases
The total cash outflow for leases included in the statement
of
cash flows is as follows:

	For the years ended December 31,
(Euro thousands)	2023	2022	2021
Within operating activities	(27,631)	(22,614)	(13,625)
Within investing activities	(3,282)	(1,454)	22,997
Within financing activities	(38,530)	(41,364)	(40,691)

Total cash outflow for leases	(69,443)	(65,432)	(31,319)